Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

December 20, 2022

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware VIP Trust (the “Registrant”) File No. 811-05162

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Prospectus/Information Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of two series of the Registrant (each an “Acquired Fund”) with and into two series of the Registrant (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Delaware VIP Equity Income Series, a series of the Registrant	Delaware VIP Growth and Income Series, a series of the Registrant
Delaware VIP Special Situations Series, a series of the Registrant	Delaware VIP Small Cap Value Series, a series of the Registrant

This Registration Statement is being filed to register Standard Class shares of the Delaware VIP Growth and Income Series, a series of the Registrant, that will be issued to Standard Class shareholders of the Delaware VIP Equity Income Series, a series of the Registrant, and Standard Class shares of Delaware VIP Small Cap Value Series, a series of the Registrant, that will be issued to Standard Class shareholders of the Delaware VIP Special Situations Series, a series of the Registrant, in connection with the transfer of substantially all of the assets of each Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.

Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on January 19, 2023 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Information Statement will be filed and mailed to Acquired Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

December 20, 2022

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours, /s/ Taylor Brody Taylor Brody

cc:	Emilia P. Wang Macquarie Asset Management Jonathan M. Kopcsik Bruce G. Leto